UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                       FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Express Asset Management International Inc.
Address: IDS Tower 10
         Minneapolis, MN  55402

Form 13F File Number:  28-6558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Anderson
Title:    Global Chief Investment Officer
Phone:    612-671-3112

Signature, Place, and Date of Signing:


/s/ Peter J. Anderson      Minneapolis, MN             April 10, 2000
----------------------   ------------------          --------------------
[Signature]               [City, State]                [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[ x ] 13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers:          12
Form 13F Information Table Entry Total:     30
Form 13F Information Table Value Total:     $797740 (thousands)



List of Other Included Managers:
No.  13F File Number     Name
--------------------     -----------------------------------------
01   28-698              American Express Company
02   28-139              American Express Financial Corporation
03   28-2069             IDS Advisory Group, Inc.
04   28-1151             American Express Trust Company
05   28-140              IDS Certificate Company
06                       IDS Life Insurance Company
07                       IDS Life Insurance Company of New York
08                       American Partners Life Insurance Company
09                       American Centurion Life Assurance Company
10                       American Enterprise Life Insurance Company
11   28-6560             American Express Asset Management Limited
12                       American Express Asset Management Internaional (Japan)
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                               Title                    Market
                                 of       Cusip          Value                          INVSTMT     Other        Voting Authroity
    Name of Issuer             Class     Number         (000)     Shares                DSCRETN    Managers    sole   shared    none


AMERICA ONLINE                 COM    02364J-10-4      28,527     424,200               DEFINED    01,02,03      0    424,200     0
AMERICAN INTL GROUP            COM    026874-10-7      36,815     336,212               DEFINED    01,02,03      0    336,212     0
AT&T                           COM    001957-10-9      23,982     426,343               DEFINED    01,02,03      0    544,340     0
CHARTER COMMUNICATIONS         COM    16117M-10-7       1,677     117,073               DEFINED    01,02,03      0    117,073     0
CISCO SYSTEMS                  COM    17275R-10-2      29,495     381,498               DEFINED    01,02,03      0    381,498     0
CITIGROUP INC                  COM    172967-10-1      24,253     408,905               DEFINED    01,02,03      0    408,905     0
COLGATE - PALMOLIVE CO         COM    194162-10-3      23,121     410,120               DEFINED    01,02,03      0    410,120     0
CORNING INC                    COM    219350-10-5      13,883      71,564               DEFINED    01,02,03      0     71,564     0
CROWN CASTLE                   COM    228227-10-4       1,284      33,900               DEFINED    01,02,03      0     33,900     0
DUPONT (E.I.) DE NEMOURS       COM    263534-10-9      16,021     303,000               DEFINED    01,02,03      0    303,000     0
ELECTRONIC DATA SYSTEMS        COM    285661-10-4      47,492     739,891               DEFINED    01,02,03      0    739,891     0
EMC CORPORATION                COM    268648-10-2      37,912     303,300               DEFINED    01,02,03      0    303,300     0
FED.NAT.MORTGAGE               COM    313586-10-9      35,815     634,594               DEFINED    01,02,03      0    634,594     0
GENERAL ELECTRIC               COM    369604-10-3      28,789     185,510               DEFINED    01,02,03      0    185,510     0
GOLDMAN SACHS GROUP            COM    38141G-10-4      30,816     293,140               DEFINED    01,02,03      0    293,140     0
INFONET SERVICES CORP.         COM    45666T-10-6      14,180     626,725               DEFINED    01,02,03      0    626,725     0
INTEL CORP                     COM    458140-10-0      21,572     163,500               DEFINED    01,02,03      0    163,500     0
INTERNET CAPITAL GROUP         COM    46059C-10-6       5,143      56,951               DEFINED    01,02,03      0     56,951     0
MCI WORLDCOM                   COM    55268B-10-6      17,018     375,569               DEFINED    01,02,03      0    375,569     0
MICRON TECHNOLOGY INC          COM    595112-10-3      30,328     240,700               DEFINED    01,02,03      0    240,700     0
MICROSOFT CORPORATION          COM    594918-10-4      38,558     362,900               DEFINED    01,02,03      0    362,900     0
NATIONAL SEMICONDUCTOR         COM    637640-10-3      17,418     287,300               DEFINED    01,02,03      0    287,300     0
ORACLE                         COM    68389X-10-5      51,100     654,600               DEFINED    01,02,03      0    654,600     0
PFIZER INC                     COM    717081-10-3      51,662   1,412,990               DEFINED    01,02,03      0  1,412,990     0
SBC COMMUNICATIONS             COM    78387G-10-3      19,391     461,700               DEFINED    01,02,03      0    461,700     0
SCHERING PLOUGH                COM    806605-10-1      43,597   1,186,303               DEFINED    01,02,03      0  1,186,303     0
SUN MICROSYSTEMS               COM    866810-10-4      24,747     264,100               DEFINED    01,02,03      0    264,100     0
TEXACO                         COM    881694-10-3      35,446     661,000               DEFINED    01,02,03      0    661,000     0
WAL-MART STORES INC            COM    931142-10-3      19,596     353,080               DEFINED    01,02,03      0    353,080     0



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